SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors High Income Fund II, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.

The disclosure regarding the respective Distribution and Service Plans ("Plans") for Class A shares, Class B shares and Class C shares is revised to reflect that such shares are offered through Waddell & Reed, Inc. and also through certain other broker-dealers. In addition to the dealer reallowance that may be applicable to Class A share purchases, as described in the Prospectus, Waddell & Reed, Inc. may pay such broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: i) for the purchase of Class A shares purchased at net asset value by clients of Legend Equities Corporation ("Legend"), Waddell & Reed, Inc. (or its affiliate) may pay Legend 1.00% of net assets invested; ii) for the purchase of Class B shares, Waddell & Reed, Inc. (or its affiliate) may pay Legend 4.00% of net assets invested; iii) for the purchase of Class C shares, Waddell & Reed, Inc. (or its affiliate) may pay Legend 1.00% of net assets invested.

To be attached to the cover page of the Statement of Additional Information of:

Waddell & Reed Advisors Asset Strategy Fund, Inc. - Dated June 30, 2000 Waddell & Reed Advisors Continental Income Fund, Inc. - Dated June 30, 2000 Waddell & Reed Advisors Funds, Inc. - Dated June 30, 2000
Waddell & Reed Advisors Government Securities Fund, Inc. - Dated June 30, 2000 Waddell & Reed Advisors High Income Fund, Inc. - Dated June 30, 2000
Waddell & Reed Advisors High Income Fund II, Inc. - Dated June 30, 2000 Waddell & Reed Advisors International Growth Fund, Inc. - Dated June 30, 2000 Waddell & Reed Advisors Municipal High Income Fund, Inc. - Dated June 30, 2000 Waddell & Reed Advisors New Concepts Fund, Inc. - Dated June 30, 2000
Waddell & Reed Advisors Retirement Shares, Inc. - Dated June 30, 2000
Waddell & Reed Advisors Small Cap Fund, Inc. - Dated June 30, 2000
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. - Dated June 30, 2000 Waddell & Reed Advisors Vanguard Fund, Inc. - Dated June 30, 2000

This Supplement is dated July 3, 2000